Interest Income and Expense (Summary of Interest Income and Expense by Basis of Accounting Classification) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure Of Interest Income (Expense) [Line Items]
Interest income	$ 87,621	$ 93,389
Interest expense	54,559	62,917
Equity instruments measured at fair value through other comprehensive income [member]
Disclosure Of Interest Income (Expense) [Line Items]
Interest income	338	323
Financial instruments measure at amortized cost and FVOCI [member]
Disclosure Of Interest Income (Expense) [Line Items]
Interest income	79,001	84,324
Financial assets amortized cost [member]
Disclosure Of Interest Income (Expense) [Line Items]
Interest income	74,659	80,581
Interest expense	43,268	50,382
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure Of Interest Income (Expense) [Line Items]
Interest income	4,342	3,743
Financial Instruments Measured Or Designated At FairValue Through Profit Or Loss [Member]
Disclosure Of Interest Income (Expense) [Line Items]
Interest income	8,282	8,742
Interest expense	$ 11,291	$ 12,535